Taxes on Income	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes on Income
Note 14 - Taxes on Income

A.
Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's taxable income or loss is calculated in US Dollars.

B.	Corporate tax rate in Israel

Taxable income of Israeli companies is subject to tax at the rate of 26.5% in 2014 and 2015, and in January 2016, the regular tax rate in Israel was reduced to 25% as from 2016 and thereafter.

Furthermore, In December 2016, the regular tax rate in Israel was reduced to 23% in two steps. The first step will be to a rate of 24% as from 2017 and the second step will be to a rate of 23% as from 2018 and thereafter.

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law")

1.
On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – "the Amendment to the Law"). The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period.

Under the Amendment to the Law, which the Company started applying in 2014, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all preferred income of such company. Under the law, when the election is made, the uniform tax rate (for 2014 and on) will be 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Preferred Companies will be freely distributable as dividends, subject to a withholding tax of 20%.

In December 2016, under the Amendment to the Law, the uniform tax rate in areas in Israel designated as Development Zone A was reduced to 7.5% as from 2017 and thereafter.

Should the Company derive income from sources other than the "Preferred Enterprise" during the relevant period of benefits, such income will be taxable at the regular corporate tax rates for the applicable year.

2.
In the event of distribution by the Company of cash dividends out of its retained earnings that were generated prior to 2014 tax year and were tax exempt due to the "Approved Enterprise" or "Benefited Enterprise" status, the Company would be subjected to a maximum of 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

Out of the Company’s retained earnings as of December 31, 2016 and 2017, approximately US$ 45,405 thousand and US$ 50,356 thousand respectively are tax-exempt, due to "Approved Enterprise" and "Benefited Enterprise" status. If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (up to 25%) and an income tax liability of up to approximately US$ 11,351 thousand and US$ 12,589 thousand would be incurred as of December 31, 2016 and 2017, respectively. The Company anticipates that any future dividends distributed pursuant to its dividend policy, will be distributed from income sources which will not impose additional tax liabilities on the Company. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s "Approved Enterprise" or "Benefited Enterprise". If the Company was to declare a dividend from its tax-exempt income, an income tax expense would be recognized in the period a dividend is declared.

D.            Taxation of the subsidiaries

1.
The subsidiary Silicom Connectivity Solutions, Inc. files tax returns to US federal tax authorities and to state tax authorities in the states of New Jersey, California, Virginia, New York and New Mexico.
On December 22, 2017, the Tax Cuts and Jobs Acts was enacted into law. The new legislation will impact the company by reduction of the corporate income tax rate to 21% effective January 1, 2018.

2.	The subsidiary Silicom Denmark is taxed according to the tax laws in Denmark.

3.
The Company has not provided for Israeli income and foreign withholding taxes on US$ 4,043 thousand of its non-Israeli subsidiaries' undistributed earnings as of December 31, 2017. The earnings could become subject to tax if earnings are remitted or deemed remitted as dividends or upon sale of a subsidiary.
The Company currently has no plans to repatriate those funds and intends to indefinitely reinvest them in its non-Israeli operations. The unrecognized deferred tax liability associated with these temporary differences was approximately US$ 445 thousand at December 31, 2017.

4.
As of December 31, 2017, the net operating loss carry-forwards of the Company’s subsidiaries for tax purposes amounted to approximately US$ 500 thousand. These losses are available to offset any future taxable income.

E.             Tax assessments

For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2012.

For the US Federal jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2013. For the New Jersey and California state jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2012. For the Virginia state jurisdiction, Silicom Inc. has open tax assessments for the years 2015 through 2017. For the Tennessee state jurisdiction, Silicom Inc. has open tax assessments for the years 2016 through 2017.  For the New Mexico, New York and Texas state jurisdictions, Silicom Inc. has open tax assessments for the year 2017.

For the Danish jurisdiction, Silicom Denmark has final tax assessments for all years up to and including the tax year ended August 31, 2013.

F.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2015	2016	2017
	US$ thousands

Income (loss) before income taxes:
Israel	19,486	15,541	23,226
Foreign jurisdiction	(1,061)	324	2,356
	18,425	15,865	25,582

Current taxes:
Israel	2,383	2,242	2,379
Foreign jurisdiction	465	720	1,095
	2,848	2,962	3,474

Current tax (benefits) expenses relating to prior years:
Israel	-	26	12
Foreign jurisdiction	(36)	-	(71)
	(36)	26	(59)

Deferred taxes:
Israel	(437)	10	549
Foreign jurisdiction	(470)	(270)	(96)
	(907)	(260)	453

Income tax expense	1,905	2,728	3,868

G.            Deferred income taxes

The tax effects of significant items comprising the Company’s deferred tax assets are as follows:

	December 31	December 31
	2016	2017
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	261	282
Research and development costs	921	846
Tax loss carryforwards	338	111
PPE	15	15
Share based compensation	246	213
Intangible assets	107	110
Other	2	2
Total gross deferred tax assets	1,890	1,579

Deferred tax liabilities:
Intangible assets	(138)	-
Goodwill	(215)	(680)
Total gross deferred tax liabilities	(353)	(680)

Net deferred tax assets	1,537	899

In Israel	1,338	788
Foreign jurisdictions	199	111
Net deferred tax assets	1,537	899

Non-current deferred tax assets	1,537	899

H.	Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2015	2016	2017
	US$ thousands

Income before income taxes	18,425	15,865	25,582
Statutory tax rate in Israel	26.5%	25.0%	24.0%
	4,883	3,966	6,140

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	209	228	364
Non-taxable income	(819)	(84)	(1,114)
Prior year adjustments	(36)	26	(59)
Tax effect due to
"Preferred Enterprise" status*	(2,368)	(1,924)	(2,361)
Taxes related to foreign jurisdictions	250	324	632
Changes in tax rate	35	94	162
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(252)	-	-
Other	3	98	104

Income tax expense	1,905	2,728	3,868

* The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

	Year ended December 31
	2015	2016	2017

Basic	0.33	0.26	0.32

Diluted	0.32	0.26	0.31

I.             Accounting for uncertainty in income taxes

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

During 2015, 2016 and 2017 the Company and its subsidiaries did not have any significant unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.